ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2016	2017
	RMB	RMB
Accounts receivables	5,130,289,380	4,762,291,432
Allowance for doubtful accounts	(376,574,061)	(264,656,904)
Accounts receivable, net	4,753,715,319	4,497,634,528

Schedule of Movement of Allowance for Doubtful Accounts
	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
At beginning of year	428,570,077	335,713,383	376,574,061
Addition	151,959,676	274,128,700	147,474,390
Write-off	(38,500,106)	(41,816,165)	-
Reversal	(206,316,264)	(191,451,857)	(259,391,547)
At end of year	335,713,383	376,574,061	264,656,904